UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6239

Tax-Free Fund For Utah
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)

Amount	General Obligation Bonds (9.4%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	City, County and State (5.6%)

	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$510,787

	Cedar City, Utah Special Improvement District Assessment
215,000	5.200%, 09/01/11	NR/NR/NR*	213,987

	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,012,480

	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aa1/AA+/NR	1,038,660

	Coral Canyon, Utah Special Service District
140,000	4.850%, 07/15/17	NR/NR/NR*	132,017
580,000	5.700%, 07/15/18	NR/NR/NR*	553,691

	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR/NR*	763,567

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,024,880

	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,015,470

	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-/AA	507,590

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG-FGIC Insured	Aa1/AA+/NR	1,525,890

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+/NR	1,740,477
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+/NR	1,461,983
695,000	4.375%, 08/15/25 NPFG Insured	Aa1/AA+/NR	703,389

	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa2/AA/NR	3,062,078

	Puerto Rico Commonwealth Refunding, Public Improvement Series C
500,000	5.375%, 07/01/28 AGMC Insured	A3/AA+/BBB+	494,145

	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aaa/AAA/AAA	128,130

	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	451,391

	Texas State
165,000	4.500%, 08/01/22	Aaa/AA+/AAA	175,047

	Washoe County, Nevada Refunding Reno/Sparks Convention
2,000,000	5.000%, 07/01/23 NPFG-FGIC Insured	Aa1/AA/NR	2,004,480

	Total City, County and State		19,520,139

	Local Public Property (1.2%)

	Clark County, Nevada, Refunding, Series A
2,280,000	5.000%, 12/01/29	Aa1/AA+/NR	2,244,523

	Washoe County, Nevada Refunding Reno/Sparks Convention
2,000,000	5.250%, 07/01/29 NPFG-FGIC Insured	Aa1/AA/NR	2,001,820

	Total Local Public Property		4,246,343

	School District (2.6%)

	Alamo, Texas Community College District, Series A
1,000,000	5.000%, 08/15/37	Aaa/AA+/NR	989,820

	Clark County, Nevada School District Series A
500,000	5.000%, 06/15/28	Aa1/AA/AA	489,240

	Conroe, Texas Independent School District, School Building
750,000	5.750%, 02/15/35 Series A	Aa2/AA/NR	785,385

	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/A+/BBB	360,236

	Harrisburg, South Dakota Independent School District No. 41-2
1,370,000	4.500%, 01/15/24 AGMC Insured	Aa3/NR/NR	1,374,329

	Lindale, Texas Independent School District
500,000	4.250%, 02/15/22 PSF Guaranteed	NR/AAA/NR	509,070
145,000	4.375%, 02/15/23 PSF Guaranteed	NR/AAA/NR	147,754

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A1/NR/NR	488,272

	Port Arthur, Texas Independent School District School Building
2,000,000	5.250%, 02/15/30 NPFG-FGIC Insured	Aa3/NR/AA-	2,010,940

	Prosper, Texas Independent School District
195,000	4.125%, 08/15/21 PSF Guaranteed	NR/AAA/AAA	200,043

	Spring, Texas Independent School District
300,000	4.750%, 08/15/23 PSF Guaranteed	Aaa/AAA/NR	307,389

	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR/NR	464,323

	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 State of Utah Guaranty	Aaa/NR/NR	908,987

	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa2/AA/AA	202,506

	Total School District		9,238,294

	Total General Obligation Bonds		33,004,776

	Revenue Bonds (87.1%)

	Airport (3.2%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	34,195

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A+	1,003,710

	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+/A	252,792

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,442,505

	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	Aa3/A+/AA-	2,210,346

	Indianapolis, Indiana Airport Authority Revenue Refunding, Series A
1,000,000	5.000%, 01/01/37	A1/A/A	902,890

	Miami-Dade County, Florida Aviation Revenue Miami International Airport, Series A-1
1,675,000	5.000%, 10/01/22	A2/A-/A	1,710,527
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A/A	577,770

	Orlando Florida Airport
1,950,000	5.500%, 10/01/23 AMT	Aa3/A+/AA-	1,996,449

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR/A	948,790

	Total Airport		11,079,974

	Education (25.0%)

	Central Washington State University System Revenue
1,170,000	4.375%, 05/01/26 AGMC Insured	Aa3/NR/NR	1,154,088

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	219,702

	Franklin, Indiana Community Multi-School Building Corp. First Mortgage
750,000	5.000%, 01/15/29 AGMC Insured	Aa3/AA+/NR	724,238

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+/NR	999,265

	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	474,999

	Laredo, Texas Independent School District Public Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A/A+	190,105

	La Vernia, Texas Higher Education Finance Corp.
3,504,900	6.500%, 03/15/38	NR/NR/NR*	2,920,248

	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-/AA	1,026,210

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	793,881
870,000	4.750%, 10/01/21	NR/BBB/NR	832,547
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,223,893
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,169,163
600,000	5.000%, 10/01/27	NR/BBB/NR	544,086
2,025,000	5.125%, 10/01/28	NR/BBB/NR	1,824,545

	San Angelo, Texas Independent School District
1,000,000	5.250%, 02/15/34 AGMC Insured	NR/AA+/AA	1,023,860

	Spanish Fork City, Utah Charter School Revenue American Leadership Academy
1,700,000	5.550%, 11/15/21	NR/NR/NR*	1,506,897
945,000	5.550%, 11/15/26	NR/NR/NR*	779,323

	Texas A&M University Revenue
1,750,000	5.000%, 07/01/34	Aaa/AAA/AAA	1,783,863

	Texas State University System Financing Revenue
580,000	4.375%, 03/15/23 AGMC Insured	Aa2/AA+/AA	591,032
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,135,240

	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AA+/AA+	333,112

	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa3/A/NR	120,972
75,000	4.500%, 07/01/24 NPFG Insured	Aa3/AA-/NR	75,761

	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	2,986,457

	Utah County, Utah Charter School Revenue Lakeview Academy
280,000	5.350%, 07/15/17 Series A	NR/NR/NR*	256,953

	Utah County, Utah Charter School Revenue Lincoln Academy
900,000	5.450%, 06/15/17 Series A	NR/NR/NR*	831,168

	Utah County, Utah Charter School Revenue Renaissance Academy
300,000	5.350%, 07/15/17 Series A	NR/NR/NR*	280,506

	Utah County, Utah School Facility
1,225,000	6.500%, 12/01/25	NR/NR/NR*	1,029,392

	Utah State Board of Regents Auxiliary & Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,014,140

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	426,187
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	440,185
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	466,128
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	123,490

	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA/NR	456,390
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA/NR	364,655
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,094,554

	Utah State Charter School Finance Authority Channing Hall Academy
1,700,000	5.750%, 07/15/22 Series A	NR/NR/NR*	1,467,865

	Utah State Charter School Finance Authority Da Vinci Academy
6,860,000	8.000%, 03/15/39	NR/NR/NR*	6,862,744

	Utah State Charter School Finance Authority Entheos Academy
5,825,000	6.750%, 08/15/38	NR/NR/NR*	4,870,166

	Utah State Charter School Finance Authority Fast Forward Academy
3,030,100	6.500%, 11/15/37 144A	NR/NR/NR*	2,384,113

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR*	867,940

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,650,000	6.750%, 06/15/38	NR/NR/NR*	5,667,120
7,755,000	7.250%, 06/15/39	NR/NR/NR*	7,770,588

	Utah State Charter School Finance Authority Noah Webster Academy
3,155,000	6.250%, 06/15/28	NR/NR/NR*	2,543,182
1,475,000	6.500%, 06/15/38	NR/NR/NR*	1,156,120

	Utah State Charter School Finance Authority Rockwell Charter School
900,000	6.750%, 08/15/28	NR/NR/NR*	709,821

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,110,000	5.750%, 02/15/22 Series A	NR/NR/NR*	913,297

	Utah State Charter School Finance Authority Venture Academy
7,200,000	7.250%, 11/15/38	NR/NR/NR*	7,199,712

	Warsaw, Indiana Multi-School Building Corp., First Mortgage, Series B
1,800,000	5.450%, 01/15/28	NR/AA+/NR	1,891,296

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	956,840

	Washington State Higher Education Facilities Authority Revenue, Seattle University Project
1,600,000	5.250%, 11/01/27 AMBAC Insured	NR/A/NR	1,623,008

	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA+/NR	728,672

	Wayne Township, Indiana Marion City School Building Corp.
1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+/NR	1,148,381

	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA+/NR	1,755,979
1,100,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA/NR	1,116,489

	Zionsville, Indiana Community Schools Building Corp. First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AA+/NR	2,777,594

	Total Education		87,628,162

	Healthcare (1.0%)

	Harris County, Texas Health Facility Development Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-/NR	125,113

	Indiana Finance Authority Hospital Revenue, Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+/NR	1,657,491

	Sarasota County, Florida Public Hospital District Revenue, Sarasota Memorial Hospital Project
250,000	5.625%, 07/01/39	A1/NR/AA-	246,668

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	994,950

	Washington State Health Care Facilities Authority Revenue, Cooperative of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB/A-	505,125

	Total Healthcare		3,529,347

	Hospital (2.0%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,032,855
1,000,000	5.500%, 12/01/34	NR/A-/NR	913,640

	Harris County, Texas Health Facility Development Corp. Christus Health Series A-6
1,000,000	4.750%, 07/01/30 AGMC Insured	Aa3/AA+/NR	901,750

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/AA-/NR	1,002,180

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	708,811
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AA+/NR	664,816

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A+/A+	257,580

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
825,000	5.000%, 08/15/36	Aa1/AA+/NR	767,819

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	612,785

	Total Hospital		6,862,236

	Housing (7.4%)

	Alaska Housing Finance Corp. Housing Revenue
655,000	5.250%, 12/01/28 AMT	Aa2/AA+/AA+	628,741

	Alaska Housing Finance Corp. Mortgage Revenue Refunding, Series B
2,000,000	4.500%, 12/01/35	Aaa/AAA/AAA	1,851,640

	Alaska State Local Housing Authority
495,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA/AAA	470,116

	Florida Housing Finance Corp.
480,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	481,368
410,000	6.000%, 07/01/28	Aa1/AA+/AA+	417,655

	Indianapolis, Indiana Multi-Family
410,000	4.850%, 01/01/21 AMT FNMA Insured	Aa2/NR/NR	408,397

	Miami-Dade County, Florida Housing Finance Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AA+/A+	535,364

	North Dakota Housing Authority Home Mortgage Revenue
415,000	5.400%, 07/01/23 AMT	Aa1/NR/NR	422,346

	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-/A+	1,077,604

	South Dakota Housing Development Authority
145,000	6.000%, 05/01/28	Aa1/AAA/NR	147,569

	Texas State Housing Revenue
740,000	5.250%, 09/01/32 AMT	Aa1/AAA/NR	743,596

	Utah Housing Corporation Multi-Family Revenue Housing - Liberty Peak Apartments
3,000,000	4.250%, 07/01/28	Aaa/AAA/NR	2,730,030

	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,014
925,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	913,993
720,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	711,259
380,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	368,106
100,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	100,007
1,400,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	1,364,888
605,000	5.200%, 01/01/28 AMT	Aa3/AA-/AA-	605,520
1,850,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,867,760
660,000	5.700%, 07/01/28 AMT	Aa3/AA/AA-	663,135
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	459,857
800,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	806,736

	Utah Housing Corporation Single Family Mortgage
1,285,000	5.250%, 07/01/28 Series A	Aa3/AA-/AA-	1,279,410

	Utah Housing Corporation Single Family Mortgage
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	888,570
595,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	568,219
1,000,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	914,020
2,350,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,287,161

	Utah Housing Corporation Single Family Mortgage
970,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	960,940

	Utah State Housing Finance Agency
60,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	60,250
30,000	5.400%, 07/01/16 AMT	Aa2/NR/NR	30,001
425,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	431,248
35,000	5.000%, 07/01/18 AMT	Aaa/AAA/NR	35,006
5,000	5.400%, 07/01/20 AMT	Aaa/NR/NR	5,013
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,428

	Wyoming Community Development Authority Housing Revenue
500,000	4.375%, 12/01/30 Series 2	Aa1/AA+/NR	466,060

	Total Housing		25,867,027

	Industrial Development & Pollution Control (0.8%)

	Emery County, Utah Pollution Control Revenue Pacificorp Projects
3,000,000	5.650%, 11/01/23 AMBAC Insured	A2/A/NR	3,007,290

	Total Industrial Development & Pollution Control		3,007,290

	Lease (5.5%)

	Celebration Community Development District, Florida
290,000	5.000%, 05/01/22 NPFG Insured	Baa1/BBB/NR	262,407

	Clark County, Nevada Improvement District Revenue
680,000	5.125%, 12/01/19	NR/NR/NR*	579,224

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	391,435

	Marion County, Indiana Convention & Recreational Facilities Authority
815,000	5.000%, 06/01/27 NPFG Insured	Baa1/BBB/A	758,480

	Middle Village, Florida Community Development District Special Assessment Revenue
1,090,000	6.750%, 05/01/25	NR/NR/NR*	1,070,544

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-/NR	493,570

	Port Saint Lucie, Florida Special Assessment Revenue Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/BBB/NR	475,715

	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR/AA-	1,002,840

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA+	2,700,889
1,000,000	5.250%, 04/01/30	Aa2/NR/AA+	1,013,410

	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA-/NR	506,685

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	957,710

	Uintah County, Utah Municipal Building Authority Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,014,060

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21	Aa1/AA+/NR	495,351
510,000	5.000%, 05/15/23	Aa1/AA+/NR	535,750
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,086,300
1,080,000	5.000%, 05/15/25	Aa1/AA+/NR	1,105,542
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,649,750

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A/AA-	426,060

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+/A+	1,849,611

	Total Lease		19,375,333

	Local Public Property (8.1%)

	Carmel, Indiana Redevelopment Authority Lease Rent Revenue
1,975,000	5.000%, 02/01/26	Aa1/AA+/NR	2,042,328

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	996,115
1,150,000	5.000%, 11/01/25	NR/A/NR	1,076,481
1,675,000	5.000%, 11/01/29	NR/A/NR	1,515,741

	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG-FGIC Insured	Aa3/AA/AA+	1,025,380

	Orem, Utah Special Assessment
1,915,000	7.750%, 11/01/25	NR/NR/NR*	1,794,566

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,582,892

	Sevier County, Utah Municipal Building Authority Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG-FGIC Insured	NR/NR/NR*	918,504

	South Ogden City, Utah Sales Tax Revenue Refunding
1,895,000	4.375%, 05/01/29 FGIC-NPFG Insured	Baa1/A+/NR	1,739,023

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	999,430

	Twin Creeks, Utah Special Services District
11,657,737	10.000%, 07/15/30	NR/NR/NR*	11,512,015

	Uintah County, Utah Municipal Building Authority Lease Revenue
1,005,000	5.500%, 06/01/37	NR/A+/NR	983,111
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,066,867

	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,040,980

	Total Local Public Property		28,293,433

	Tax Revenue (10.3%)

	Aqua Isles, Florida Community Development District Revenue
935,000	7.000%, 05/01/38	NR/NR/NR*	703,092

	Bountiful City, Utah Sales Tax Refunding Bond
556,000	3.500%, 06/01/13	NR/AA/NR	579,369
832,000	4.000%, 06/01/17	NR/AA/NR	878,417

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,150,625
1,195,000	5.500%, 08/01/29	A1/NR/NR	1,171,925

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	217,975

	Coral Canyon, Utah Special Service District
70,000	5.000%, 07/15/13	NR/NR/NR*	69,915
250,000	5.500%, 07/15/18	NR/NR/NR*	235,795

	Florida State Department of Environmental Protection Revenue
1,250,000	5.250%, 07/01/20 NPFG Insured	Aa3/AA-/A	1,299,525

	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR/NR*	94,042
295,000	5.000%, 09/01/14	NR/NR/NR*	287,342
295,000	5.000%, 09/01/15	NR/NR/NR*	281,516
230,000	5.000%, 03/01/16	NR/NR/NR*	214,321

	Holladay, Utah Redevelopment Agency
2,582,500	4.900%, 12/30/20	NR/NR/NR*	2,211,834

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	177,823
196,000	5.100%, 11/15/15	NR/NR/NR*	182,764
206,000	5.200%, 11/15/16	NR/NR/NR*	189,199
216,000	5.300%, 11/15/17	NR/NR/NR*	195,009
228,000	5.400%, 11/15/18	NR/NR/NR*	203,759
240,000	5.500%, 11/15/19	NR/NR/NR*	211,178
253,000	5.600%, 11/15/20	NR/NR/NR*	219,685
268,000	5.700%, 11/15/21	NR/NR/NR*	229,068
283,000	5.800%, 11/15/22	NR/NR/NR*	239,296
299,000	6.000%, 11/15/23	NR/NR/NR*	253,914

	Jordanelle, Utah Special Service Improvement District
65,000	8.000%, 10/01/11	NR/NR/NR*	64,587

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR/NR*	467,004

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA+/NR	820,044

	Mesquite, Nevada New Special Improvement District
225,000	5.300%, 08/01/11	NR/NR/NR*	223,621
170,000	4.600%, 08/01/11	NR/NR/NR*	168,502
180,000	4.750%, 08/01/12	NR/NR/NR*	173,772
210,000	4.900%, 08/01/13	NR/NR/NR*	197,732
130,000	5.250%, 08/01/17	NR/NR/NR*	113,331
295,000	5.350%, 08/01/19	NR/NR/NR*	242,319
125,000	5.400%, 08/01/20	NR/NR/NR*	100,863
465,000	5.500%, 08/01/25	NR/NR/NR*	346,267

	Mountain Regional Water, Utah Special Service District
2,000,000	5.000%, 12/15/20 NPFG Insured	Baa1/A+/AA-	2,079,480

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA-	203,802

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AA+/NR	474,463

	Pembroke Harbor, Florida Community Development District Revenue
1,780,000	7.000%, 05/01/38	NR/NR/NR*	1,286,370

	Puerto Rico Sales Tax Financing Corp., Series A
2,000,000	5.250%, 08/01/30	A1/A+/A+	1,848,960

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	770,333

	Salt Lake City, Utah Sales Tax
955,000	5.000%, 02/01/21	NR/AAA/NR	1,022,375
1,005,000	5.000%, 02/01/22	NR/AAA/NR	1,072,908
1,060,000	5.000%, 02/01/23	NR/AAA/NR	1,127,692
1,115,000	5.000%, 02/01/24	NR/AAA/NR	1,183,729

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A/A+	543,674

	Springville, Utah Special Assessment Revenue
400,000	5.500%, 01/15/17	NR/NR/NR*	356,932
423,000	5.650%, 01/15/18	NR/NR/NR*	365,891
446,000	5.800%, 01/15/19	NR/NR/NR*	380,451
469,000	5.900%, 01/15/20	NR/NR/NR*	395,587

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	504,760

	Utah Transit Authority Sales Tax Revenue, Series A
2,000,000	5.000%, 06/15/36 AGMC Insured	Aa2/AAA/AA	1,999,860

	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AA+/NR	507,697
300,000	4.875%, 09/01/34 AGMC Insured	NR/AA+/NR	290,424

	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR/NR	136,349
135,000	5.000%, 10/01/16	A1/NR/NR	141,197

	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+/NR	212,882
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+/NR	217,001
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+/NR	231,507

	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A/NR	719,358

	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR/NR	393,474

	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,671,898
320,000	5.000%, 03/01/22	NR/A-/NR	327,962
350,000	5.000%, 03/01/23	NR/A-/NR	356,818
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,016,250

	Total Tax Revenue		36,255,514

	Transportation (2.4%)

	Central Puget Sound, Washington Regional Transportation Authority Sales Tax
1,050,000	4.750%, 02/01/28 FGIC-NPFG Insured	Aa1/AAA/NR	1,034,387

	Florida State Turnpike Authority Turnpike Revenue
500,000	4.500%, 07/01/22 NPFG Insured	Aa3/AA-/AA-	501,015

	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa1/AA+/AA+	1,968,330

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,092,560

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	207,570
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,485,699

	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,023,520

	Total Transportation		8,313,081

	Utility (16.9%)

	Alaska Industrial Development & Export Authority
400,000	4.625%, 12/01/16 AMBAC Insured AMT	NR/NR/NR*	384,848

	Central Weber, Utah Sewer Improvement District Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AA+/AA	1,025,970
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AA+/AA	1,858,560
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AA+/AA	3,957,800

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,011,220

	Cowlitz County, Washington Public Utility District Electric Revenue
750,000	4.500%, 09/01/26 NPFG Insured	A1/A-/A	717,788

	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR/NR*	1,266,361
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,393,142
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,447,492

	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AA+/NR	1,565,379

	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,097,652

	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	1,194,708

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,026,340
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AA+/AA-	1,044,280
250,000	5.250%, 07/01/23	A1/A+/AA-	256,613

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA-	507,940

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	662,402

	Laredo, Texas Waterworks Sewer System Revenue Series 2010
1,450,000	5.000%, 03/01/24	A1/AA-/AA-	1,515,642

	Lower Colorado River Authority, Texas Revenue, Refunding
1,535,000	5.250%, 05/15/29	A1/A/A+	1,561,264

	Lower Colorado River Authority, Texas Transmission Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A/A+	1,018,278

	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR/NR*	656,311

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AA+/AA-	1,509,000

	Murray City, Utah Utility Electric Revenue
1,340,000	5.000%, 06/01/25 AMBAC Insured	A2/NR/NR	1,388,133

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,046,460
1,000,000	5.250%, 07/15/28	NR/AA/AA+	1,059,400

	Port St. Lucie, Florida Utility System Revenue
2,500,000	5.250%, 09/01/23 NPFG Insured	Aa3/NR/NR	2,635,250
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR/AA-	1,230,360

	Puerto Rico Electric Power Authority Revenue Series XX
1,000,000	4.750%, 07/01/26	A3/BBB+/BBB+	893,310

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	662,701

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 CIFG Insured	Ba1/NR/NR	847,436

	South Valley, Utah Water Reclamation Facility Sewer Revenue
2,110,000	5.000%, 08/15/24 AMBAC Insured	NR/A/NR	2,139,561
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A/NR	411,154

	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AA+/NR	700,304
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA+/NR	878,218

	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/BBB/NR	221,178
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/BBB/NR	235,886
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/BBB/NR	244,414
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/BBB/NR	188,985

	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR/NR	3,604,388

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/A+	1,022,160

	Tallahassee, Florida Consolidated Utility System Revenue
1,870,000	5.000%, 10/01/32	Aa1/AA+/AA+	1,885,446

	Tallahassee, Florida Energy System Revenue
1,060,000	5.000%, 10/01/23 NPFG Insured	Aa3/AA/AA-	1,089,118

	Tallahassee, Florida Energy System Revenue Refunding
1,500,000	5.000%, 10/01/28 NPFG Insured	Aa3/AA/AA-	1,481,400

	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AA+/NR	1,037,940

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,414,126

	Utah Water Finance Agency Revenue Loan Financing Program
1,200,000	5.000%, 10/01/20 Series A AMBAC Insured	Aa3/NR/NR	1,260,540

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,013,191
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	991,280

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR/NR	513,940
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR/NR	711,256
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR/NR	844,578

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	745,315

	Total Utility		59,076,418

	Water and Sewer (4.5%)

	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+/AA-	685,660

	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa2/AA+/NR	228,236

	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR/NR	454,115

	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	694,740

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A+/NR	452,448
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA+/NR	785,445
1,000,000	5.250%, 12/01/29 AGMC Insured	Aaa/AA+/NR	1,036,910
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/A+/NR	1,308,747

	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR/NR	512,950
1,500,000	5.250%, 11/01/39	Aa3/NR/NR	1,506,615

	Santa Clara, Utah Storm Drain Revenue
877,000	5.100%, 09/15/26	NR/NR/NR*	703,468

	Smithfield, Utah Water Revenue
90,000	4.750%, 06/01/17	NR/NR/NR*	83,660
94,000	4.800%, 06/01/18	NR/NR/NR*	85,818
99,000	4.850%, 06/01/19	NR/NR/NR*	89,009
103,000	4.900%, 06/01/20	NR/NR/NR*	91,818
108,000	5.000%, 06/01/21	NR/NR/NR*	96,826
114,000	5.050%, 06/01/22	NR/NR/NR*	101,351
120,000	5.100%, 06/01/23	NR/NR/NR*	106,391
126,000	5.150%, 06/01/24	NR/NR/NR*	110,694
132,000	5.200%, 06/01/25	NR/NR/NR*	115,266
139,000	5.250%, 06/01/26	NR/NR/NR*	120,941

	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A1/A-/NR	208,149

	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR/NR*	204,466
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR/NR*	315,964
510,000	5.000%, 07/01/18 AMBAC Insured	A1/NR/NR	530,441
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR/NR*	112,033
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	844,542
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR/NR*	738,276
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	880,127
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,563,957

	Total Water and Sewer		15,769,063

	Total Revenue Bonds		305,056,878

	Total Investments (cost $348,945,380-note b)	96.5%	338,061,654

	Other assets less liabilities	3.5	12,131,110

	Net Assets	100.0%	$350,192,764

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if  a credit rating were to be assigned by  a rating service.

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P and Fitch	7.1%
Aa of Moody's or AA of S&P and Fitch	45.6
A of Moody's or S&P and Fitch	17.9
Baa of Moody's or BBB of S&P	3.3
Ba1 of Moody's or BB+ of S&P	0.5
Not rated*	25.6
100.0%

1 Calculated using the highest rating of the three rating services.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG -CDC IXIS Financial Guaranty
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $348,795,514 amounted to $10,733,860, which consisted of aggregate gross unrealized appreciation of $2,733,011 and aggregate gross unrealized depreciation of $13,466,871.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	338,061,654
Level 3 – Significant Unobservable Inputs	-
Total	$338,061,654
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 23, 2011